Additional Cash Flow Information	12 Months Ended
Dec. 31, 2015
Additional Cash Flow Information

20. ADDITIONAL CASH FLOW INFORMATION
(a)	Supplemental cash flow disclosures
	The following amounts were included in cash flows from operations:
		Fiscal year Ended December 31,
		2015	2014	2013
	Royalties paid	76.9	88.8	99.9
	Income and mining taxes paid	118.4	105.3	298.2
	Interest paid after capitalization	70.2	79.6	71.1

(b)	Non cash-items
	Marked to market gain/(loss) of listed investments	0.4	6.9	(1.3)
	Sibanye Gold spin-off (refer note 9.1), excluding cash transferred	—	—	927.3
	Shares issued on acquisition of Barrick Yilgarn assets (refer note 3(b))	—	—	127.3
	Disposal of Yanfolila for acquisition of Hummingbird:	—	5.1	—
	Disposal of Yanfolila (refer note 3(c))	—	(16.0)	—
	Acquistion of investment in Hummingbird (refer note 3(c))	—	21.1	—